Restructuring initiatives	12 Months Ended
Mar. 31, 2013
Restructuring initiatives

17. Restructuring initiatives:

During the fiscal year ended March 31, 2012, in anticipation of an ongoing environment of economic uncertainty, Nomura undertook a group-wide restructuring initiative primarily focusing on its Wholesale Division to improve profitability, select accretive businesses aligned with market conditions and to allocate business resources to growth regions accordingly.

As a result of this initial restructuring initiative, Nomura has recognized total restructuring costs of ¥12,397 million and ¥372 million in the consolidated statements of income for the years ended March 31, 2012 and March 31, 2013, respectively and in total, ¥12,769 million as of March 31, 2013. The restructuring costs primarily comprise employee termination costs reported within Noninterest expenses—Compensation and benefits. Liabilities relating these restructuring costs including currency translation adjustments were ¥7,083 million and ¥2,148 million as of March 31, 2012 and 2013, respectively. For the year ended March 31, 2013, ¥5,710 million had been settled.

This initial restructuring initiative was largely completed during in the year ended March 31, 2013 and therefore the amount of further restructuring costs to be incurred going forward is not expected to be material.

During the second quarter of the year ended March 31, 2013, Nomura has undertaken a further restructuring initiative also focusing on the Wholesale Division to further revise business models and increase business efficiencies.

As a result of this further restructuring initiative, Nomura has recognized ¥15,588 million of restructuring costs in the consolidated statements of income for the year ended March 31, 2013. The restructuring costs primarily comprise employee termination costs which are reported within Noninterest expenses—Compensation and benefits. As of March 31, 2013, ¥5,741 million of this amount had been settled and the remaining ¥8,165 million after currency translation adjustments is reported as a liability.

This restructuring program is scheduled to be completed during the year ended March 31, 2014, however the total costs to be incurred going forward are currently under evaluation.